Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	£ 27,647	£ 31,172
Acquired in business combinations
Balance at end	12,374	27,647	£ 31,172
Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	46,705	48,595	43,392
Additions		778	19
Foreign exchange	1,822	(2,668)	5,192
Disposals	(32,830)		(8)
Balance at end	15,697	46,705	48,595
Accumulated Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	19,058	17,423	2,053
Amortisation charge for the year	434	1,577	3,583
Impairment		1,500	11,413
Foreign exchange	934	(1,442)	374
Disposals	(17,103)
Balance at end	3,323	19,058	17,423
In-Process Research and Development ("IPRD") [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	10,078	10,800
Balance at end	10,078	10,078	10,800
In-Process Research and Development ("IPRD") [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	13,378	12,600	12,600
Additions		778
Foreign exchange
Disposals
Balance at end	13,378	13,378	12,600
In-Process Research and Development ("IPRD") [Member] | Accumulated Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	3,300	1,800	1,800
Amortisation charge for the year
Impairment		1,500
Foreign exchange
Disposals
Balance at end	3,300	3,300	1,800
Product and Marketing Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	4,117	5,873
Balance at end		4,117	5,873
Product and Marketing Rights [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	19,856	21,481	18,321
Additions
Foreign exchange	1,166	(1,625)	3,160
Disposals	(21,022)
Balance at end		19,856	21,481
Product and Marketing Rights [Member] | Accumulated Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	15,739	15,608	243
Amortisation charge for the year	431	1,574	3,578
Impairment			11,413
Foreign exchange	933	(1,443)	374
Disposals	(17,103)
Balance at end		15,739	15,608
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	13,444	14,488
Balance at end	2,291	13,444	14,488
Goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	13,444	14,488	12,456
Additions
Foreign exchange	655	(1,044)	2,032
Disposals	(11,808)
Balance at end	2,291	13,444	14,488
Goodwill [Member] | Accumulated Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning
Amortisation charge for the year
Impairment
Foreign exchange
Disposals
Balance at end
IT and Website Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	8	11
Balance at end	5	8	11
IT and Website Costs [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	27	26	15
Additions			19
Foreign exchange	1	1
Disposals			(8)
Balance at end	28	27	26
IT and Website Costs [Member] | Accumulated Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning	19	15	10
Amortisation charge for the year	3	3	5
Impairment
Foreign exchange	1	1
Disposals
Balance at end	£ 23	£ 19	£ 15